Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2023
Convertible Notes [Abstract]
Schedule of Fair Value of the Warrants	The fair value of the Warrants was computed using the Black-Scholes option-pricing model. Variables used in the option-pricing model include the following:
	Value per share	Risk-free interest rate	Expected warrant life	Expected volatility

February 25, 2021 Warrants	1.76	0.60%	5 years	170%
April 14, 2021 Warrants	1.25	0.86%	5 years	168%
September 14, 2021 Warrants	0.72	0.78%	5 years	160%
May 25, 2022 Warrants	0.17	2.73%	5 years	152%
August 24, 2023 Warrants	0.16	4.60%	3.75 years	146%

Schedule of Fair Values of the Convertible Notes	The fair values of the convertible notes are determined by the optimized value derived from valuation of straight debt and valuation of convertible debt. The assumptions include the following:
	Coupon rate	Risk-free interest rate	Volatility	Bond yield

February 25, 2021 Notes ($6.67 million)	8%	0.13%	196%	28%
April 14, 2021 Notes ($1 million)	8%	0.16%	196%	29%
May 5, 2021 Notes ($13.33 million)	8%	0.16%	194%	28%
May 5, 2021 Notes ($2 million)	8%	0.16%	193%	28%
September 14, 2021 Notes ($13.575 million)	8%	0.21%	200%	30%
May 25, 2022 Notes ($16.0 million)	10%	2.50%	153%	33%
August 24, 2023 Notes ($1.50 million)	10%	5.02%	103%	36%

Schedule of Proceeds to the Notes and the Warrants
	As of December 31,
	2022	2023
	$	$
Principal amount	2,450	3,450
Less: unamortized discount and debt issuance costs	(759)	(770)
Total	1,691	2,680

Schedule of Principal Amount and Unamortized Discount and Debt Issuance Costs
		Principal	Less: unamortized discount and debt issuance costs
		$	$
May 25, 2022 Notes	US$16.0 million 10% note due 2024 ($14.1 million converted in fiscal 2022 and 2023)	1,950	(177)
August 24, 2023 Notes	US$1.5 million 10% note due 2025 (Nil converted in fiscal 2023)	1,500	(593)
Total		3,450	(770)